Leases	6 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

NOTE 9 – LEASES

The Company leases retail store facilities and distribution centers under non-cancellable operating leases, with terms ranging from one to 15 years, as well as finance leases for software, equipment, and furniture with a term of five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities.

Operating lease expenses for lease payment are recognized on a straight-line basis over the lease term. Finance lease cost includes amortization, which is recognized on a straight-line basis over the expected life of the leased assets, and interest expenses, which are recognized following an effective interest rate method. Leases with initial term of 12 months or less are not recorded on the balance sheet.

Operating Leases

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	September 30, 2023	March 31, 2023
Operating lease right-of-use lease assets	$3,113,422	$2,709,954

Operating lease liabilities – current	$1,348,045	$1,323,900
Operating lease liabilities – non-current	1,833,622	1,416,508
Total operating lease liabilities	$3,181,667	$2,740,408

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2023 and March 31, 2023:

	September 30, 2023	March 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.69	4.65
Weighted average discount rate *	4.74%	5.33%

*	The Company used incremental borrowing rate of 6.98% for its lease contracts in Japan. The Company used incremental borrowing rate 2.83% for its lease contracts in Hong Kong.

During the six months ended September 30, 2023 and 2022, the Company incurred total operating lease expenses of $1,087,873 and $1,092,859, respectively.

Finance Leases

The components of finance lease expenses were as follows:

	For the Six Months Ended September 30,
	2023	2022
Finance leases cost:
Amortization of right-of-use assets	$163,624	$111,641
Interest on lease liabilities	29,141	205,074
Total finance leases cost	$192,765	$316,715

Supplemental cash flow information related to finance leases was as follows:

	For the Six Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$29,141	$205,074

Supplemental balance sheet information related to leases was as follows:

	September 30, 2023	March 31, 2023
Finance leases cost:
Software	$316,627	$355,756
Equipment and furniture	1,280,511	1,012,001
Subtotal	1,597,138	1,367,757
Less: accumulated depreciation	(1,357,636)	(710,153)
Property and equipment, net	$239,502	$657,604

The weighted average remaining lease terms and discount rates for all of finance leases as of September 30, 2023 and March 31, 2023 were as follows:

	September 30, 2023	March 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.87	3.70
Weighted average discount rate	8.07%	8.07%

The following is a schedule, by years, of maturities of lease liabilities as of September 30, 2023:

12 months ending September 30,	Operating Leases	Finance Leases
2024	$1,480,891	$271,254
2025	722,332	167,087
2026	392,444	145,521
2027	236,966	56,918
2028	205,134	4,019
Thereafter	621,288	-
Total lease payments	3,659,055	644,799
Less: imputed interest	(477,388)	(72,494)
Present value of lease liabilities	$3,181,667	$572,305